Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2018	Ps.	356,544,447
Increase in Certificates of Contribution “A” during 2019		122,131,000

Certificates of Contribution “A” as of December 31, 2019	Ps.	478,675,447
Increase in Certificates of Contribution “A” during 2020		46,256,000
Certificates of Contribution “A” as of December 31, 2020	Ps.	524,931,447